SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2019
Disclosure of non-adjusting events after reporting period [abstract]
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS
On January 7, 2020, Pembina and Petrochemical Industries Company K.S.C. of Kuwait, announced their equally-owned joint venture entity, Canada Kuwait Petrochemical Limited Partnership ("CKPC"), executed a lump sum engineering, procurement and construction ("EPC") contract related to the construction of the propane dehydrogenation ("PDH") facility within its integrated PDH and polypropylene ("PP") upgrading facility ("PDH/PP Facility"). Pembina’s proportionate share of the capital cost of the PDH/PP Facility, including the 100 percent directly-owned supporting facilities, is estimated at $2.7 billion and going into commercial service in the second half of 2023.